Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Computers [Member]
Cost:
Beginning Balance	$ 20	$ 20
New leases
Purchases	6
Disposals	(19)
Ending Balance	7	20
Termination of leases
Accumulated depreciation:
Beginning Balance	19	15
Termination of leases
Depreciation of leases
Depreciation	1	4
Disposals	(19)
Ending Balance	1	19
Depreciated cost	6	1
Lab equipment [Member]
Cost:
Beginning Balance	12	12
New leases
Purchases
Disposals	(12)
Ending Balance		12
Termination of leases
Accumulated depreciation:
Beginning Balance	12	12
Termination of leases
Depreciation of leases
Depreciation
Disposals	(12)
Ending Balance		12
Depreciated cost
Office furniture and equipment [Member]
Cost:
Beginning Balance	23	23
New leases
Purchases	29
Disposals	(23)
Ending Balance	29	23
Termination of leases
Accumulated depreciation:
Beginning Balance	13	11
Termination of leases
Depreciation of leases
Depreciation	11	2
Disposals	(23)
Ending Balance	1	13
Depreciated cost	28	10
Leasehold improvements [Member]
Cost:
Beginning Balance		29
New leases
Purchases
Disposals		(29)
Ending Balance
Termination of leases
Accumulated depreciation:
Beginning Balance		7
Termination of leases
Depreciation of leases
Depreciation		2
Disposals		(9)
Ending Balance
Depreciated cost
Motor vehicles [Member]
Cost:
Beginning Balance
New leases
Purchases
Disposals
Ending Balance
Termination of leases
Accumulated depreciation:
Beginning Balance
Termination of leases
Depreciation of leases
Depreciation
Disposals
Ending Balance
Depreciated cost
Leasehold office [Member]
Cost:
Beginning Balance		193
New leases	78
Purchases
Disposals
Ending Balance	78
Termination of leases		(193)
Accumulated depreciation:
Beginning Balance		57
Termination of leases		(57)
Depreciation of leases	20
Depreciation
Disposals
Ending Balance	20
Depreciated cost	58
Total [Member]
Cost:
Beginning Balance	55	277
New leases	78
Purchases	35
Disposals	(54)	(29)
Ending Balance	114	55
Termination of leases		(193)
Accumulated depreciation:
Beginning Balance	44	102
Termination of leases		(57)
Depreciation of leases	20
Depreciation	12	7
Disposals	(54)	(9)
Ending Balance	22	44
Depreciated cost	$ 92	$ 11